Average Annual Total Returns	12 Months Ended	47 Months Ended	50 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
S&P 500 Total Return Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	17.88%	13.15%	11.87%
CoinShares Bitcoin and Ether ETF [Member]
Prospectus [Line Items]
Average Annual Return, Percent	(10.70%)		(1.96%)
Performance Inception Date			Oct. 21, 2021
CoinShares Bitcoin and Ether ETF [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	(32.75%)		(12.84%)
CoinShares Bitcoin and Ether ETF [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	(6.75%)		(5.51%)
CoinShares Bitcoin Mining ETF [Member]
Prospectus [Line Items]
Average Annual Return, Percent	72.17%	10.36%
Performance Inception Date		Feb. 07, 2022
CoinShares Bitcoin Mining ETF [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	72.17%	10.30%
CoinShares Bitcoin Mining ETF [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	42.72%	8.11%